INCOME TAX (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
INCOME TAX
Operating loss carryovers to offset future taxable income	$ 49,477	$ 0
Change in valuation allowance	$ (49,430)	$ (215,843)